SUPPLEMENT TO THE PROSPECTUSES
                                       OF
                         EVERGREEN DOMESTIC GROWTH FUNDS
                            EVERGREEN BALANCED FUNDS
                 EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
                        EVERGREEN VARIABLE ANNUITY FUNDS


I.       Evergreen Domestic Growth Funds

         Effective November 16, 2001, the section of the prospectus entitled "FUND FACTS" for Evergreen Fund is revised as follows:

          Portfolio Managers:
          o        By Team

         The section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

Evergreen Fund
The Fund is co-managed by two of EIMC's teams of portfolio management professionals - the Large Cap Value team and the Large Cap Core Growth team - with team members responsible for various sectors.


II.      Balanced Funds

         Effective November 16, 2001, the section of the prospectus entitled "FUND FACTS" for Evergreen Foundation Fund is revised to reflect a change in the management of the Fund's equity portion as follows:

          Portfolio Managers:
          o        Tattersall Advisory Group, Inc. (fixed income portion)
          o        Large Cap Value team (equity portion)
          o        Large Cap Core Growth team (equity portion)

         The section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

Foundation Fund
The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of Tattersall Advisory Group, Inc., with team members responsible for various fixed income sectors.

The equity portion of the Fund is managed by two of EIMC's teams of portfolio management professionals - the Large Cap Value team and the Large Cap Core Growth team - with team members responsible for various sectors.


III.     Evergreen Global and International Funds

         Effective November 16, 2001, the section of the prospectus entitled "FUND FACTS" for Evergreen Global Leaders Fund is revised as follows:


          Portfolio Managers:
          o        By Team

         The section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

Global Leaders Fund
The Fund is co-managed by two of EIMC's teams of portfolio management professionals - the International Growth team and the Large Cap Core Growth team
- with team members responsible for various sectors.


IV.      Evergreen Variable Annuity Funds

         Effective November 16, 2001, the section of the prospectus entitled "FUND FACTS" for Evergreen VA Fund, Evergreen VA Global Leaders Fund and Evergreen Growth and Income Fund is revised as follows:

          Portfolio Managers:
          o        By Team

         The section of the prospectus entitled "FUND FACTS" for Evergreen VA Foundation Fund is revised as follows:

          Portfolio Managers:
          o        Tattersall Advisory Group, Inc. (fixed income portion)
          o        Large Cap Value team (equity portion)
          o        Large Cap Core Growth team (equity portion)

         The section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

VA Fund
The Fund is co-managed by two of EIMC's teams of portfolio management professionals - the Large Cap Value team and the Large Cap Core Growth team - with team members responsible for various sectors.

VA Foundation Fund
The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of Tattersall Advisory Group, Inc., with team members responsible for various fixed income sectors.

The equity portion of the Fund is managed by two of EIMC's teams of portfolio management professionals - the Large Cap Value team and the Large Cap Core Growth team- with team members responsible for various sectors.

VA Global Leaders Fund
The Fund is co-managed by two of EIMC's teams of portfolio management professionals - the International Growth team and the Large Cap Core Growth team
- with team members responsible for various sectors.

VA Growth and Income Fund
The Fund is co-managed by two of EIMC's teams of portfolio management professionals - the Large Cap Value team and the Large Cap Core Growth team - with team members responsible for various sectors.


November 16, 2001                                          560240    (11/01)